Debt Schedule of Long-term Debt Instruments (Details) $ in Thousands, CAD in Millions					12 Months Ended
		Apr. 24, 2015 USD ($)	Apr. 21, 2014 USD ($)	Mar. 03, 2011 USD ($)	Dec. 31, 2015 USD ($) properties years CAD / $	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CAD properties CAD / $	Mar. 16, 2015 USD ($)	Feb. 28, 2014 CAD CAD / $	Jun. 18, 2013 USD ($)	Aug. 08, 2012 USD ($)	Jun. 30, 2010 USD ($)
Debt Instrument [Line Items]
Notes assumed				$ 3,800
Estimated market rate used for determining discounted cash flow for fixed rate notes				5.29%
Long-term Debt, by Maturity [Abstract]
2015					$ 75,514
2016					165,319
2017					13,381
2018					196,000
2019					600,000
Thereafter					949,995
Total					1,981,920	$ 1,629,750
Deferred financing costs, net					(18,289)	(15,773)
Interest Expense, Debt [Abstract]
Amortization of deferred financing costs					4,588	4,248	$ 4,041
Credit facility and letter of credit fees					1,759	1,735	1,510
Interest costs capitalized					(18,547)	(7,525)	(2,763)
Interest expense, net					79,915	81,270	81,056
Costs associated with loan refinancing or payoff					270	301	6,166
Segment, Continuing Operations [Member]
Interest Expense, Debt [Abstract]
Interest on loans and capital lease obligation					92,140	82,839	78,292
Amortization of deferred financing costs					4,588	4,248	4,041
Interest income					(25)	(27)	(53)
Segment, Discontinued Operations [Member]
Interest Expense, Debt [Abstract]
Interest income					$ 0	0	$ (29)
Mortgage notes payable [Member] | Mortgage Note Payable, 5.56 Percent Paid in full on March 6, 2015 [Member]
Debt Instrument [Line Items]
Interest rate	[1]				5.56%			5.56%
Long-term Debt, by Maturity [Abstract]
Total	[1]				$ 0	30,508
Mortgage notes payable [Member] | Mortgage Note Payable, 5.56 Percent Paid in full on March 6, 2015 [Member] | Entertainment Retail Center Properties [Member]
Debt Instrument [Line Items]
Number of properties securing debt | properties					1			1
Mortgage notes payable [Member] | Mortgage note payable, 5.39%, paid in full on July 31, 2015
Debt Instrument [Line Items]
Interest rate	[2]				5.39%			5.39%
Long-term Debt, by Maturity [Abstract]
Total	[2]				$ 0	4,960
Mortgage notes payable [Member] | Mortgage note payable, 5.39%, paid in full on July 31, 2015 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					1			1
Mortgage notes payable [Member] | Mortgage notes payable, 5.77%, paid in full on August 6, 2015
Debt Instrument [Line Items]
Interest rate	[3]				5.77%			5.77%
Long-term Debt, by Maturity [Abstract]
Total	[3]				$ 0	62,842
Mortgage notes payable [Member] | Mortgage notes payable, 5.77%, paid in full on August 6, 2015 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					6			6
Mortgage notes payable [Member] | Mortgage notes payable, 5.84%, paid in full on December 7, 2015
Debt Instrument [Line Items]
Interest rate	[4]				5.84%			5.84%
Long-term Debt, by Maturity [Abstract]
Total	[4]				$ 0	35,515
Mortgage notes payable [Member] | Mortgage notes payable, 5.84%, paid in full on December 7, 2015 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					2			2
Mortgage notes payable [Member] | Note payable, 2.50%, due April 21, 2016
Debt Instrument [Line Items]
Monthly principal and interest payments					$ 12
Interest rate	[5]				2.50%			2.50%
Long-term Debt, by Maturity [Abstract]
Total	[5]				$ 1,850	1,850
Mortgage notes payable [Member] | Mortgage notes payable, 6.37%, due June 1, 2016
Debt Instrument [Line Items]
Net book value of property					30,300
Debt initial balance					$ 31,000
Monthly payment amortization schedule (in years) | years					25
Monthly principal and interest payments					$ 207
Final principal payment at maturity					$ 24,400
Interest rate	[6]				6.37%			6.37%
Long-term Debt, by Maturity [Abstract]
Total	[6]				$ 24,754	25,607
Mortgage notes payable [Member] | Mortgage notes payable, 6.37%, due June 1, 2016 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					2			2
Mortgage notes payable [Member] | Mortgage notes payable, 6.10%, due October 1, 2016
Debt Instrument [Line Items]
Net book value of property					$ 25,600
Debt initial balance					$ 27,800
Monthly payment amortization schedule (in years) | years					25
Monthly principal and interest payments					$ 180
Final principal payment at maturity					$ 21,600
Interest rate	[7]				6.10%			6.10%
Long-term Debt, by Maturity [Abstract]
Total	[7]				$ 22,235	23,000
Mortgage notes payable [Member] | Mortgage notes payable, 6.10%, due October 1, 2016 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					4			4
Mortgage notes payable [Member] | Mortgage notes payable, 6.02%, due October 6, 2016
Debt Instrument [Line Items]
Net book value of property					$ 18,300
Debt initial balance					$ 20,900
Monthly payment amortization schedule (in years) | years					25
Monthly principal and interest payments					$ 135
Final principal payment at maturity					$ 16,200
Interest rate	[8]				6.02%			6.02%
Long-term Debt, by Maturity [Abstract]
Total	[8]				$ 16,738	17,319
Mortgage notes payable [Member] | Mortgage notes payable, 6.02%, due October 6, 2016 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					3			3
Mortgage notes payable [Member] | Mortgage note payable, 6.06%, due March 1, 2017
Debt Instrument [Line Items]
Net book value of property					$ 8,900
Debt initial balance					$ 11,600
Monthly payment amortization schedule (in years) | years					25
Monthly principal and interest payments					$ 75
Final principal payment at maturity					$ 9,000
Interest rate	[9]				6.06%			6.06%
Long-term Debt, by Maturity [Abstract]
Total	[9]				$ 9,381	9,693
Mortgage notes payable [Member] | Mortgage note payable, 6.06%, due March 1, 2017 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					1			1
Mortgage notes payable [Member] | Mortgage note payable, 6.07%, due April 6, 2017
Debt Instrument [Line Items]
Net book value of property					$ 8,300
Debt initial balance					$ 11,900
Monthly payment amortization schedule (in years) | years					30
Monthly principal and interest payments					$ 77
Final principal payment at maturity					$ 9,200
Interest rate	[10]				6.07%			6.07%
Long-term Debt, by Maturity [Abstract]
Total	[10]				$ 9,667	9,985
Mortgage notes payable [Member] | Mortgage note payable, 6.07%, due April 6, 2017 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					1			1
Mortgage notes payable [Member] | Mortgage notes payable, 5.73%-5.95%, due May 1, 2017
Debt Instrument [Line Items]
Net book value of property					$ 28,900
Debt initial balance					$ 38,900
Monthly payment amortization schedule (in years) | years					25
Monthly principal and interest payments					$ 247
Final principal payment at maturity					$ 30,000
Weighted average interest rate					5.85%			5.85%
Long-term Debt, by Maturity [Abstract]
Total	[11]				$ 31,603	32,662
Mortgage notes payable [Member] | Mortgage notes payable, 5.73%-5.95%, due May 1, 2017 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					4			4
Mortgage notes payable [Member] | Mortgage notes payable, 4.00%, due July 6, 2017
Debt Instrument [Line Items]
Net book value of property					$ 119,000
Debt initial balance			$ 90,300
Monthly payment amortization schedule (in years) | years					10
Monthly principal and interest payments					$ 635
Final principal payment at maturity					$ 85,100
Fair value of notes payable			$ 99,600
Estimated market rate used for determining discounted cash flow for fixed rate notes			0.00%
Interest rate	[12]				4.00%			4.00%
Long-term Debt, by Maturity [Abstract]
Total	[12]				$ 93,616	97,248
Mortgage notes payable [Member] | Mortgage note payable, 5.29%, due July 8, 2017
Debt Instrument [Line Items]
Net book value of property					8,100
Monthly principal and interest payments					28
Final principal payment at maturity					$ 3,200
Fair value of notes payable				$ 4,100
Interest rate	[13]				5.29%			5.29%
Long-term Debt, by Maturity [Abstract]
Total	[13]				$ 3,455	3,604
Mortgage notes payable [Member] | Mortgage note payable, 5.29%, due July 8, 2017 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					1			1
Monthly payment amortization schedule (in years) | years					25
Mortgage notes payable [Member] | Mortgage notes payable, 5.86% due August 1, 2017
Debt Instrument [Line Items]
Net book value of property					$ 25,500
Debt initial balance					$ 28,000
Monthly payment amortization schedule (in years) | years					25
Monthly principal and interest payments					$ 178
Final principal payment at maturity					21,700
Interest rate	[14]						5.86%
Long-term Debt, by Maturity [Abstract]
Total	[14]				$ 22,931	23,681
Mortgage notes payable [Member] | Mortgage notes payable, 5.86% due August 1, 2017 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					2			2
Mortgage notes payable [Member] | Mortgage note payable, 6.19%, due February 1, 2018
Debt Instrument [Line Items]
Net book value of property					$ 19,200
Debt initial balance					$ 17,500
Monthly payment amortization schedule (in years) | years					20
Monthly principal and interest payments					$ 127
Final principal payment at maturity					11,600
Interest rate	[15]						6.19%
Long-term Debt, by Maturity [Abstract]
Total	[15]				$ 13,171	13,849
Mortgage notes payable [Member] | Mortgage note payable, 6.19%, due February 1, 2018 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					1			1
Mortgage notes payable [Member] | Mortgage note payable, 7.37%, due July 15, 2018
Debt Instrument [Line Items]
Net book value of property					$ 17,100
Debt initial balance					$ 18,900
Monthly payment amortization schedule (in years) | years					20
Monthly principal and interest payments					$ 151
Final principal payment at maturity					$ 843
Interest rate	[16]				7.37%			7.37%
Long-term Debt, by Maturity [Abstract]
Total	[16]				$ 4,813	6,205
Mortgage notes payable [Member] | Mortgage note payable, 7.37%, due July 15, 2018 | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					1			1
Mortgage notes payable [Member] | Unsecured term loan payable, LIBOR 1.40%, $300,000 fixed through interest rate swaps at a blended rate of 2.71% through April 5, 2019, due April 24, 2020
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		$ 285,000			$ 350,000
Line of credit facility, basis spread on variable rate		1.40%			1.40%
Debt Instrument, Interest Rate, Effective Percentage					1.82%			1.82%
Interest rate	[17]				2.71%			2.71%
Long-term Debt, by Maturity [Abstract]
Total	[17]				$ 350,000	285,000
Line of Credit [Member] | Combined unsecured revolving credit and term loan facility [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		$ 1,000,000
Line of credit facility, maximum borrowing capacity		2,000,000
Line of Credit [Member] | Unsecured revolving variable rate credit facility, LIBOR 1.25%, due April 24, 2019
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		$ 535,000			650,000
Line of credit facility, maximum borrowing capacity					$ 1,000,000
Line of credit facility, basis spread on variable rate		1.25%			1.25%
Debt Instrument, Interest Rate, Effective Percentage					1.57%			1.57%
Line of credit facility, amount outstanding					$ 196,000
Line of Credit Facility, Remaining Borrowing Capacity					$ 454,000
Interest rate	[18]				1.25%			1.25%
Long-term Debt, by Maturity [Abstract]
Total	[18]				$ 196,000	62,000
Interest Expense, Debt [Abstract]
Line of Credit Facility, Commitment Fee Percentage		0.25%
Costs associated with loan refinancing or payoff					$ 243
Senior unsecured notes payable [Member] | Senior unsecured notes payable, 7.75%, due July 15, 2020
Debt Instrument [Line Items]
Debt initial balance													$ 250,000
Interest rate	[19]				7.75%			7.75%
Senior unsecured notes, interest rate					7.75%			7.75%
Senior unsecured notes, percent of principal amount issued					0.9829			0.9829
Debt covenant, debt to adjusted total assets ratio, maximum					0.6
Debt covenant, secured debt to adjusted total assets ratio, maximum					0.4
Debt covenant, debt service coverage ratio, minimum					1.5
Debt covenant, total unencumbered assets as a percent of outstanding unsecured debt, minimum					150.00%
Long-term Debt, by Maturity [Abstract]
Total	[19]				$ 250,000	250,000
Senior unsecured notes payable [Member] | Senior unsecured notes payable, 7.75%, due July 15, 2020
Debt Instrument [Line Items]
Debt initial balance												$ 350,000
Interest rate	[20]				5.75%			5.75%
Senior unsecured notes, interest rate					5.75%			5.75%
Senior unsecured notes, percent of principal amount issued					0.99998			0.99998
Debt covenant, debt to adjusted total assets ratio, maximum					0.6
Debt covenant, secured debt to adjusted total assets ratio, maximum					0.4
Debt covenant, debt service coverage ratio, minimum					1.5
Debt covenant, total unencumbered assets as a percent of outstanding unsecured debt, minimum					150.00%
Long-term Debt, by Maturity [Abstract]
Total	[20]				$ 350,000	350,000
Senior unsecured notes payable [Member] | Senior unsecured notes payable, 5.25%, due July 15, 2023
Debt Instrument [Line Items]
Debt initial balance											$ 275,000
Interest rate	[21]				5.25%			5.25%
Senior unsecured notes, interest rate					5.25%			5.25%
Senior unsecured notes, percent of principal amount issued					0.99546			0.99546
Debt covenant, debt to adjusted total assets ratio, maximum					0.6
Debt covenant, secured debt to adjusted total assets ratio, maximum					0.4
Debt covenant, debt service coverage ratio, minimum					1.5
Debt covenant, total unencumbered assets as a percent of outstanding unsecured debt, minimum					150.00%
Long-term Debt, by Maturity [Abstract]
Total	[21]				$ 275,000	275,000
Senior unsecured notes payable [Member] | Senior Unsecured Notes Payable, 4.50 Percent, Due April 1, 2025 [Member]
Debt Instrument [Line Items]
Debt initial balance									$ 300,000
Senior unsecured notes, interest rate					4.50%			4.50%
Senior unsecured notes, percent of principal amount issued					0.99638			0.99638
Debt covenant, debt to adjusted total assets ratio, maximum					0.6
Debt covenant, secured debt to adjusted total assets ratio, maximum					0.4
Debt covenant, debt service coverage ratio, minimum					0
Debt covenant, total unencumbered assets as a percent of outstanding unsecured debt, minimum					150.00%
Long-term Debt, by Maturity [Abstract]
Total	[22]				$ 300,000	0
Bond payable, variable rate [Member] | Senior Unsecured Notes Payable, 4.50 Percent, Due April 1, 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	[22]				4.50%			4.50%
Bond payable, variable rate [Member] | Bond Payable, Variable Rate, Due October 1,2037 [Member]
Debt Instrument [Line Items]
Net book value of property					$ 22,500
Debt Instrument, Interest Rate, Effective Percentage					0.01%			0.01%
Long-term Debt, by Maturity [Abstract]
Total	[23]				$ 24,995	$ 24,995
Bond payable, variable rate [Member] | Bond Payable, Variable Rate, Due October 1,2037 [Member] | Theatre Properties Member
Debt Instrument [Line Items]
Number of properties securing debt | properties					3			3
immaterial business acquisition [Member]
Debt Instrument [Line Items]
Number of properties acquired			11
Minimum [Member] | Mortgage notes payable [Member] | Mortgage notes payable, 5.73%-5.95%, due May 1, 2017
Debt Instrument [Line Items]
Interest rate	[11]				5.73%			5.73%
Maximum [Member] | Mortgage notes payable [Member] | Mortgage notes payable, 5.73%-5.95%, due May 1, 2017
Debt Instrument [Line Items]
Interest rate	[11]				5.95%			5.95%
Canada, Dollars | Currency Forward Agreements Member | Net Investment Hedging [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount | CAD								CAD 100.0		CAD 100.0
Derivative, Forward Exchange Rate | CAD / $					1.06			1.06		1.13
United States of America, Dollars | Currency Forward Agreements Member | Net Investment Hedging [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount					$ 94,300					CAD 88.1

[1]	The Company’s mortgage note payable was prepaid in full on March 6, 2015 prior to its maturity date of June 5, 2015. The note was secured by one entertainment retail center.
[2]	The Company's mortgage note payable was paid in full on July 31, 2015 prior to its maturity date of November 1, 2015. The note was secured by one theatre property.
[3]	The Company’s mortgage notes payable were paid in full on August 6, 2015 prior to the maturity date of November 6, 2015. The notes were secured by six theatre properties.
[4]	The Company’s mortgage notes payable were paid in full on December 7, 2015 prior to the maturity date of March 6, 2016. The notes were secured by two theatre properties.
[5]	On April 21, 2014, the Company assumed a note payable in conjunction with the acquisition of 11 theatre properties. The carrying value of the note approximated fair value on the date of acquisition. The note requires quarterly interest payments of approximately $12 thousand with principal payment due at maturity.
[6]	The Company’s mortgage notes payable are secured by two theatre properties, which had a net book value of approximately $30.3 million at December 31, 2015. The notes had initial balances totaling $31.0 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $207 thousand with a final principal payment at maturity totaling approximately $24.4 million.
[7]	The Company’s mortgage notes payable are secured by four theatre properties, which had a net book value of approximately $25.6 million at December 31, 2015. The notes had initial balances totaling $27.8 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $180 thousand with a final principal payment at maturity totaling approximately $21.6 million.
[8]	The Company’s mortgage notes payable are secured by three theatre properties, which had a net book value of approximately $18.3 million at December 31, 2015. The notes had initial balances totaling $20.9 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $135 thousand with a final principal payment at maturity totaling approximately $16.2 million.
[9]	The Company’s mortgage note payable is secured by one theatre property, which had a net book value of approximately $8.9 million at December 31, 2015. The note had an initial balance of $11.6 million and the monthly payments are based on a 25-year amortization schedule. The note requires monthly principal and interest payments of approximately $75 thousand with a final principal payment at maturity of approximately $9.0 million.
[10]	The Company’s mortgage note payable is secured by one theatre property, which had a net book value of approximately $8.3 million at December 31, 2015. The note had an initial balance of $11.9 million and the monthly payments are based on a 30-year amortization schedule. The note requires monthly principal and interest payments of approximately $77 thousand with a final principal payment at maturity of approximately $9.2 million.
[11]	The Company’s mortgage notes payable are secured by four theatre properties, which had a net book value of approximately $28.9 million at December 31, 2015. The notes had initial balances totaling $38.9 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $247 thousand with a final principal payment at maturity totaling approximately $30.0 million. The weighted average interest rate on these notes is 5.85%.
[12]	On April 21, 2014, the Company assumed a mortgage note payable of $90.3 million in conjunction with the acquisition of 11 theatre properties. The mortgage note was recorded at fair value upon acquisition which was estimated to be $99.6 million. The fair value of this mortgage note was determined by discounting the future cash flows of the mortgage note using an estimated current market rate of 4.00%. The mortgage note is secured by 11 theatre properties, which had a net book value of approximately $119.0 million at December 31, 2015. The monthly payments are based on a 10-year amortization schedule and the mortgage note requires monthly principal and interest payments of approximately $635 thousand with a final principal payment at maturity of approximately $85.1 million.
[13]	On March 3, 2011, the Company assumed a mortgage note payable of $3.8 million in conjunction with the acquisition of a theatre property. The note was recorded at fair value upon acquisition which was estimated to be $4.1 million. The fair value of the note was determined by discounting the future cash flows of the note using an estimated current market rate of 5.29%. The note is secured by one theatre property, which had a net book value of approximately $8.1 million at December 31, 2015. The monthly payments are based on a 25-year amortization schedule and the note requires monthly principal and interest payments of approximately $28 thousand with a final principal payment at maturity of approximately $3.2 million.
[14]	The Company’s mortgage notes payable due August 1, 2017 are secured by two theatre properties, which had a net book value of approximately $25.5 million at December 31, 2015. The notes had initial balances totaling $28.0 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $178 thousand with a final principal payment at maturity totaling approximately $21.7 million.
[15]	The Company’s mortgage note payable due February 1, 2018 is secured by one theatre property which had a net book value of approximately $19.2 million at December 31, 2015. The mortgage loan had an initial balance of $17.5 million and the monthly payments are based on a 20-year amortization schedule. The note requires monthly principal and interest payments of approximately $127 thousand with a final principal payment at maturity of approximately $11.6 million.
[16]	The Company’s mortgage note payable due July 15, 2018 is secured by one theatre property, which had a net book value of approximately $17.1 million at December 31, 2015. The note had an initial balance of $18.9 million and the monthly payments are based on a 20-year amortization schedule. The notes require monthly principal and interest payments of approximately $151 thousand with a final principal payment at maturity of approximately $843 thousand
[17]	The Company's unsecured term loan payable bears interest at LIBOR plus 1.40%, which was 1.82% on December 31, 2015. Interest is payable monthly. On April 24, 2015, the Company amended, restated and combined its unsecured revolving credit and term loan facilities. The amendments to the unsecured term loan portion of the new facility, among other things, (i) increase the initial amount from $285.0 million to $350.0 million, (ii) extend the maturity date from July 23, 2018 to April 24, 2020 and (iii) lower the interest rate at all senior unsecured credit rating tiers which was LIBOR plus 1.40% at closing. In addition, there is a $1.0 billion accordion feature on the combined unsecured revolving credit and term loan facility that increases the maximum borrowing amount available under the combined facility, subject to lender approval, from $1.0 billion to $2.0 billion.
[18]	The Company's unsecured revolving credit facility (the facility) bears interest at LIBOR plus 1.25%, which was 1.57% on December 31, 2015. Interest is payable monthly. On April 24, 2015, the Company amended, restated and combined its unsecured revolving credit and term loan facilities. The amendments to the unsecured revolving portion of the new credit facility, among other things, (i) increase the initial amount from $535.0 million to $650.0 million, (ii) extend the maturity date from July 23, 2017, to April 24, 2019 (with the Company having the same right as before to extend the loan for one additional year, subject to certain terms and conditions) and (iii) lower the interest rate and facility fee pricing based on a grid related to the Company's senior unsecured credit ratings which at closing was LIBOR plus 1.25% and 0.25%, respectively. In connection with the amendment, $243 thousand of deferred financing costs (net of accumulated amortization) were written off during the year ended December 31, 2015. As of December 31, 2015, the Company had $196.0 million outstanding under the facility and total availability under the revolving credit facility was $454.0 million. In addition, there is a $1.0 billion accordion feature on the combined unsecured revolving credit and term loan facility that increases the maximum borrowing amount available under the combined facility, subject to lender approval, from $1.0 billion to $2.0 billion.
[19]	On June 30, 2010, the Company issued $250.0 million in senior unsecured notes due on July 15, 2020. The notes bear interest at 7.75%. Interest is payable on July 15 and January 15 of each year beginning on January 15, 2011 until the stated maturity date of July 15, 2020. The notes were issued at 98.29% of their principal amount and are guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt that would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times; and (iv) the maintenance at all times of total unencumbered assets not less than 150% of the Company’s outstanding unsecured debt.
[20]	On August 8, 2012, the Company issued $350.0 million in senior unsecured notes due on August 15, 2022. The notes bear interest at 5.75%. Interest is payable on February 15 and August 15 of each year beginning on February 15, 2013 until the stated maturity date of August 15, 2022. The notes were issued at 99.998% of their principal amount and are guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt that would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times; and (iv) the maintenance at all times of total unencumbered assets not less than 150% of the Company’s outstanding unsecured debt.
[21]	On June 18, 2013, the Company issued $275.0 million in senior unsecured notes due on July 15, 2023. The notes bear interest at 5.25%. Interest is payable on January 15 and July 15 of each year beginning on January 15, 2014 until the stated maturity date of July 15, 2023. The notes were issued at 99.546% of their principal amount and are guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt that would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times and (iv) the maintenance at all times of the Company's total unencumbered assets such that they are not less than 150% of the Company’s outstanding unsecured debt.
[22]	On March 16, 2015, the Company issued $300.0 million in aggregate principal amount of senior notes due on April 1, 2025 pursuant to an underwritten public offering. The notes bear interest at an annual rate of 4.50%. Interest is payable on April 1 and October 1 of each year beginning on October 1, 2015 until the stated maturity date of April 1, 2025. The notes were issued at 99.638% of their face value and are unsecured and guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt which would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times and (iv) the maintenance at all times of the Company's total unencumbered assets such that they are not less than 150% of the Company’s outstanding unsecured debt.
[23]	The Company’s bonds payable due October 1, 2037 are secured by three theatres, which had a net book value of approximately $22.5 million at December 31, 2015, and bear interest at a variable rate which resets on a weekly basis and was 0.01% at December 31, 2015. The bonds requires monthly interest only payments with principal due at maturity.